Retirement Benefits (Components Of Net Periodic Benefit Cost, Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive (Income) Loss And Assumptions Used In Measurements (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ (40.9)	$ (7.7)	$ 12.9
Amortization of prior service cost	5.0	5.6	7.6
Defined Benefit Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	9.3	9.0	9.0
Interest cost	17.5	16.6	15.7
Expected return on plan assets	(22.1)	(20.0)	(17.3)
Amortization of prior service cost	0.6	0.6	0.6
Amortization of net actuarial loss	4.0	4.3	6.9
Net periodic benefit cost	9.3	10.5	14.9
Net loss (gain)	44.1	1.0	(17.9)
Amortization of prior service cost	(0.6)	(0.6)	(0.6)
Amortization of net actuarial loss	(4.0)	(4.3)	(6.9)
Total recognized in other comprehensive income	39.5	(3.9)	(25.4)
Total recognized in net periodic benefit cost and other comprehensive income	$ 48.8	$ 6.6	$ (10.5)
Assumptions used for net periodic benefit cost, Discount rate	5.50%	5.75%	6.00%
Assumptions used for net periodic benefit cost, Expected return on plan assets	7.68%	7.66%	7.65%
Assumptions used for net periodic benefit cost, Rate of compensation increase	4.50%	4.50%	4.50%
Assumptions used to determine benefit obligations, Discount rate	4.50%	5.50%	5.75%
Assumptions used to determine benefit obligations, Rate of compensation increase	3.25%	4.50%	4.50%